Commitments and contingencies	12 Months Ended
Dec. 31, 2021
Commitments And Contingencies
Commitments and contingencies

23.	Commitments and contingencies

As of December 31, 2021, a subsidiary of the Group had entered into purchase commitments to pay up to €1.96 million and €0.72 million, to MagP, a related party, to deliver equipment, materials and assembling services in relation the “Greengas” and “H2Evora” projects, respectively. Non-refundable down payments of 20% of the expected contract value have been made and the remainder of the contracts are cancellable but incur a penalty of 10% of contract value.

In addition, the same subsidiary entered into a separate agreement, with MagP to deliver equipment, materials and assembling services in relation to the Groups other ongoing production facilities. This contract has a potential value of €25.9 million. A down payment of 10% of the contract value was made during the period. This contract was amended on January 1, 2022 to include a revised supply and pricing schedule. The revised supply schedule lists out the number of units to be delivered by MagP monthly in 2022. MagP will only provide assembly and installation services from 2022 onwards. Along with the above changes, the pricing was updated to reflect the changes in scope. The Group agreed a minimum commitment of €4.9 million with MagP until the end of the revised contract, March 31, 2023.

All non-refundable down payments have been recorded as part of “Property, plant and equipment” on the statement of financial position.

As discussed in note 12, the Group extended a subordinated loan to finance the growth and working capital needs of Fusion Fuel Spain. This loan facility has a term of five years and the maximum amount that can be drawn down is €2 million. No amounts were drawn down under this facility during the year but the costs paid by the Group on behalf of Fusion Fuel Spain (€0.6 million) have been treated as an advancement of this loan for accounting purposes. A further commitment of €1.4 million remains at December 31, 2021.